Asbestos - Schedule of Time Deposits (Details) $ in Millions	Mar. 31, 2021 AUD ($)
Time Deposits, 2 July 2021 Maturity Date
Net Investment Income [Line Items]
Interest Rate	0.59%
Time deposits	$ 35.0
Time Deposits, 30 April 2020 Maturity Date
Net Investment Income [Line Items]
Interest Rate	1.70%
Time deposits	$ 20.0
Time Deposits, 1 June 2020 Maturity Date
Net Investment Income [Line Items]
Interest Rate	1.70%
Time deposits	$ 15.0